Consolidated Statements Of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements Of Earnings [Abstract]
Net sales	$ 5,611,696	$ 5,164,771	$ 4,681,273
Cost of sales:
Cost of sales before special charges	1,484,716	1,382,235	1,219,624
Special charges	47,495	27,876	33,761
Total cost of sales	1,532,211	1,410,111	1,253,385
Gross profit	4,079,485	3,754,660	3,427,888
Selling, general and administrative expense	2,084,538	1,817,581	1,675,251
Research and development expense	705,064	631,086	559,766
Purchased in-process research and development charges	4,400	12,244	5,842
Special charges	171,239	16,500	73,983
Operating profit	1,114,244	1,277,249	1,113,046
Other income (expense), net	(95,173)	(68,446)	(55,653)
Earnings before income taxes	1,019,071	1,208,803	1,057,393
Income tax expense	193,278	301,367	280,167
Net earnings	$ 825,793	$ 907,436	$ 777,226
Net earnings per share:
Basic	$ 2.55	$ 2.76	$ 2.28
Diluted	$ 2.52	$ 2.75	$ 2.26
Cash dividends declared per share:	$ 0.84
Weighted average shares outstanding:
Basic	324,304	328,191	340,880
Diluted	327,094	330,488	344,359